ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT C

The Commodore Helmsman®

The Commodore Majesty®

Individual Flexible Premium Deferred Variable Annuities With

Guaranteed Lifetime Withdrawal Benefit Rider and Guaranteed Minimum Withdrawal Benefit Rider

Supplement Dated June 25, 2012 To Supplemental Prospectus Dated May 1, 2010

For Contracts Issued Before June 1, 2009

This Supplement replaces in its entirety the Supplement dated May 1, 2012 to the Supplemental Prospectus dated May 1, 2010.

SUPPLEMENT TO EXAMPLES FOR THE COMMODORE HELMSMAN CONTRACTS

Replacement Text

The example below replaces in its entirety the corresponding example in the Supplemental Prospectus Dated May 1, 2010 For Contracts Issued Before June 1, 2009 with Guaranteed Lifetime Withdrawal Benefit Rider and Guaranteed Minimum Withdrawal Benefit Rider.

Example for Contract with Optional Guaranteed Withdrawal Benefit Rider and Maximum Fund Operating Expenses

This example applies only to Contracts issued before June 1, 2009 when the optional guaranteed withdrawal benefit riders were included with Contracts.

•	You invest $10,000 in a Contract for the time periods indicated and your investment has a 5% annual return.
•

You activate the Guaranteed Lifetime Withdrawal Benefit Rider with Spousal Continuation when you purchase your Contact. The rollup interest credit rate for the rider is 5%. The maximum rider charge of 1.20% is incurred.

•

You allocate your purchase payment to the Ibbotson Conservative ETF Asset Allocation Portfolio for the period indicated, which is the Portfolio with the highest expenses (1.04%) among the underlying Portfolios in which the Designated Subaccounts invest.

•	The annual contract maintenance fee ($30) and the Separate Account annual expenses (1.40%) are incurred.

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:	$1,102	$1,992	$2,807	$5,475
We assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contract at the end of the period. The contingent deferred sales charge does not apply in these situations. In this case, your costs would be:	$402	$1,292	$2,307	$5,475

SUPPLEMENT TO EXAMPLES FOR THE COMMODORE MAJESTY CONTRACTS

Replacement Text

The example below replaces in its entirety the corresponding example in the Supplemental Prospectus Dated May 1, 2010 For Contracts Issued Before June 1, 2009 with Guaranteed Lifetime Withdrawal Benefit Rider and Guaranteed Minimum Withdrawal Benefit Rider.

Example for Contract with Optional Guaranteed Withdrawal Benefit Rider and Maximum Fund Operating Expenses

This example applies only to Contracts issued before June 1, 2009 when the optional guaranteed withdrawal benefit riders were included with Contracts.

•	You invest $10,000 in a Contract for the time periods indicated and your investment has a 5% annual return.
•

You activate the Guaranteed Lifetime Withdrawal Benefit Rider with Spousal Continuation when you purchase your Contact. The rollup interest credit rate for the rider is 5%. The maximum rider charge of 1.20% is incurred.

•

You allocate your purchase payment to the Ibbotson Conservative ETF Asset Allocation Portfolio for the period indicated, which is the Portfolio with the highest expenses (1.04%) among the underlying Portfolios in which the Designated Subaccounts invest.

•	The annual contract maintenance fee ($30) and the Separate Account annual expenses (1.65%) are incurred.

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:	$1,127	$1,770	$2,441	$5,765
We assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contract at the end of the period. The contingent deferred sales charge does not apply in these situations. In this case, your costs would be:	$427	$1,370	$2,441	$5,765